Segment Information - Income and Capital Expenditure Information Regarding Operating Segments (Details) - EUR (€) € in Millions	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenues		€ 39,993	€ 39,277	€ 43,076
Other operating income and expenses		478	396	354
Depreciation and amortization		(8,796)	(8,397)	(9,359)
OPERATING INCOME		4,056	13,586	4,139
CapEx		5,819
Acquisitions of rights of use		(2,448)	(1,979)
Rights of use	€ 7,579	8,279	7,579	4,982
VMO2
Disclosure of operating segments [line items]
Revenues	7,223	12,155
Other operating income and expenses	(4,773)	(7,754)
OIBDA	2,450	4,401
Depreciation and amortization	(2,395)	(4,170)
OPERATING INCOME	55	231
CapEx	1,508	2,707
Acquisitions of rights of use	(75)	(118)
Rights of use	1,058	862	1,058
Eliminations
Disclosure of operating segments [line items]
Revenues		(1,982)	(1,864)	(1,556)
Other operating income and expenses		1,904	1,623	1,098
OIBDA		(78)	(241)	(458)
Depreciation and amortization		42	297	315
OPERATING INCOME		(36)	56	(143)
Share of income (loss) of investments accounted for by the equity method		0	0	0
CapEx		(5)	(18)	(213)
Acquisitions of rights of use		3	254	909
Rights of use	(67)	(37)	(67)
Telefónica Spain
Disclosure of operating segments [line items]
Revenues		12,224	12,156	12,118
Telefónica Spain | Operating segments
Disclosure of operating segments [line items]
Revenues		12,497	12,417	12,401
Other operating income and expenses		(7,909)	(9,040)	(7,355)
OIBDA		4,588	3,377	5,046
Depreciation and amortization		(2,157)	(2,153)	(2,184)
OPERATING INCOME		2,431	1,224	2,862
Share of income (loss) of investments accounted for by the equity method		(15)	(2)	(4)
CapEx		1,550	1,815	1,408
Acquisitions of rights of use		(724)	(482)	(138)
Rights of use	1,433	1,722	1,433
Telefónica Spain | Eliminations
Disclosure of operating segments [line items]
Revenues		273	261	283
Telefónica United Kingdom
Disclosure of operating segments [line items]
Revenues			2,609	6,666
Telefónica United Kingdom | Operating segments
Disclosure of operating segments [line items]
Revenues		0	2,628	6,708
Other operating income and expenses			(1,709)	(4,644)
OIBDA			919	2,064
Depreciation and amortization			0	(389)
OPERATING INCOME			919	1,675
Share of income (loss) of investments accounted for by the equity method			0	0
CapEx			933	913
Acquisitions of rights of use			(389)	(116)
Telefónica United Kingdom | Eliminations
Disclosure of operating segments [line items]
Revenues			19	42
VMO2
Disclosure of operating segments [line items]
Revenues		0	0
VMO2 | Operating segments
Disclosure of operating segments [line items]
Revenues		0	0
Other operating income and expenses		0	0
OIBDA		0	0
Depreciation and amortization		0	0
OPERATING INCOME		0	0
Share of income (loss) of investments accounted for by the equity method		292	(103)
CapEx		0	0
Acquisitions of rights of use		0	0
Rights of use	0	0	0
VMO2 | Eliminations
Disclosure of operating segments [line items]
Revenues		0	0
Telefónica Germany
Disclosure of operating segments [line items]
Revenues		8,195	7,738	7,500
Telefónica Germany | Operating segments
Disclosure of operating segments [line items]
Revenues		8,224	7,765	7,532
Other operating income and expenses		(5,666)	(5,341)	(5,223)
OIBDA		2,558	2,424	2,309
Depreciation and amortization		(2,295)	(2,394)	(2,394)
OPERATING INCOME		263	30	(85)
Share of income (loss) of investments accounted for by the equity method		0	0	0
CapEx		1,209	1,284	1,094
Acquisitions of rights of use		(594)	(833)	(1,159)
Rights of use	3,349	3,277	3,349
Telefónica Germany | Eliminations
Disclosure of operating segments [line items]
Revenues		29	27	32
Telefónica Brazil
Disclosure of operating segments [line items]
Revenues		8,854	6,897	7,406
Telefónica Brazil | Operating segments
Disclosure of operating segments [line items]
Revenues		8,870	6,910	7,422
Other operating income and expenses		(5,138)	(3,772)	(4,234)
OIBDA		3,732	3,138	3,188
Depreciation and amortization		(2,369)	(1,918)	(1,965)
OPERATING INCOME		1,363	1,220	1,223
Share of income (loss) of investments accounted for by the equity method		0	0	0
CapEx		1,795	2,069	1,372
Acquisitions of rights of use		(596)	(489)	(768)
Rights of use	1,701	2,048	1,701
Telefónica Brazil | Eliminations
Disclosure of operating segments [line items]
Revenues		16	13	16
Telefónica Hispam
Disclosure of operating segments [line items]
Revenues		9,026	8,258	7,786
Telefónica Hispam | Operating segments
Disclosure of operating segments [line items]
Revenues		9,141	8,362	7,922
Other operating income and expenses		(7,183)	(6,644)	(6,932)
OIBDA		1,958	1,718	990
Depreciation and amortization		(1,799)	(1,873)	(2,274)
OPERATING INCOME		159	(155)	(1,284)
Share of income (loss) of investments accounted for by the equity method		(19)	(6)	0
CapEx		1,058	978	833
Acquisitions of rights of use		(514)	(387)	(364)
Rights of use	1,064	1,169	1,064
Telefónica Hispam | Eliminations
Disclosure of operating segments [line items]
Revenues		115	104	136
Other companies
Disclosure of operating segments [line items]
Revenues		1,685	1,628	1,610
Other operating income and expenses		(3,149)	7,589	(2,288)
OIBDA		94	10,648	359
Depreciation and amortization		(218)	(356)	(468)
OPERATING INCOME		(124)	10,292	(109)
Share of income (loss) of investments accounted for by the equity method		(41)	(16)	6
CapEx			206	454
Acquisitions of rights of use			(113)	(378)
Rights of use	99	100	99
Other companies | Operating segments
Disclosure of operating segments [line items]
Revenues		3,243	3,059	2,647
CapEx		212
Acquisitions of rights of use		(17)
Other companies | Eliminations
Disclosure of operating segments [line items]
Revenues		1,558	1,431	1,037
Telxius Group
Disclosure of operating segments [line items]
Rights of use	2,633		2,633
Telefonica Hispam and Telefonica Global Solutions | Eliminations
Disclosure of operating segments [line items]
Revenues		9	(9)	(10)
Telefonica Brasil and Telxius Group | Eliminations
Disclosure of operating segments [line items]
Revenues		(1,991)	(1,855)	(1,546)
Telefónica, S.A.
Disclosure of operating segments [line items]
Revenues		39,993	39,277	43,076
Other operating income and expenses		(27,141)	(17,294)	(29,578)
OIBDA		12,852	21,983	13,498
Depreciation and amortization		(8,796)	(8,397)	(9,359)
OPERATING INCOME		4,056	13,586	4,139
Share of income (loss) of investments accounted for by the equity method		217	(127)	2
CapEx			7,267	5,861
Acquisitions of rights of use			(2,439)	(2,014)
Rights of use	€ 7,579	8,279	7,579
Telefónica, S.A. | Eliminations
Disclosure of operating segments [line items]
Revenues		€ 0	€ 0	€ 0